SCHEDULE OF OTHER INCOME EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair value loss on marketable securities	$ 16	$ 230	$ 59	$ 699
Fair value loss on purchase warrants	21	32	38	106
Gain on disposal of property, plant and equipment	(116)		(116)
Unrealized foreign exchange loss (gain)	13	140	(503)	272
Realized foreign exchange loss (gain)	12	(93)	(11)	(157)
Interest and other expenses (income)	9	(63)	88	(16)
Insurance proceeds received			(592)
Management fee income (Note 5)		(58)		(67)
Other (income) expenses	$ (45)	$ 188	$ (1,037)	$ 837